                                                                                                  UNITED STATES
                                                                           SECURITIES AND EXCHANGE COMMISSION
                                                                                             Washington, D.C.  20549

                                                                                             FORM N-CSR

                                                         CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                                                                                 INVESTMENT COMPANIES

Investment Company Act file number	811-5719

Dreyfus Stock Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	6/30/10

1

FORM N-CSR

Item 1.      Reports to Stockholders.

2

Dreyfus Stock Index Fund, Inc.

SEMIANNUAL REPORT June 30, 2010

BNY MELLON
ASSET MANAGEMENT

Dreyfus

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
23	Statement of Financial Futures
24	Statement of Assets and Liabilities
25	Statement of Operations
26	Statement of Changes in Net Assets
28	Financial Highlights
30	Notes to Financial Statements
40	Information About the Review and Approval of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
Stock Index Fund, Inc.

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Stock Index Fund, Inc., covering the six-month period from January 1, 2010, through June 30, 2010.

After posting solid gains over the first quarter of 2010, stocks encountered renewed volatility in the second quarter, which caused most equity indices to erase their previous gains and end the reporting period lower than where they began. The second-quarter correction occurred despite positive GDP reports, as manufacturing activity improved and unemployment began to moderate in a recovery that has so far proved sustainable but milder than historical averages. Indeed, many of the headlines that have affected investors emanated from overseas markets, including the sovereign debt crisis in Europe and inflation fears in China.

Despite recent headlines about the current state of the U.S. economy, we still believe that it is unlikely that we’ll encounter a “double-dip” recession. Instead, we expect current financial strains to ease and the domestic economy to expand at a moderate pace over the second half of the year. However, we currently see a number of downside risks across the global markets that could result in volatility over the short term, which is why we still believe that a long-term investment focus with an emphasis on high-quality stocks may be suitable for many investors. As always, your financial advisor can help you assess both the risks and opportunities provided by the global financial markets in this investment climate.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
July 15, 2010

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2010, through June 30, 2010, as provided by Thomas Durante, CFA, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended June 30, 2010, Dreyfus Stock Index Fund’s Initial shares produced a total return of –6.74%, and its Service shares produced a total return of –6.86%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), produced a total return of –6.64% for the same period.2,3

A market rally sputtered in May and June when investors grew concerned about a number of threats to global economic growth, and U.S. stocks generally lost value over the first six months of 2010.The difference in returns between the fund and the S&P 500 Index was primarily the result of transaction costs and operating expenses that are not reflected in the S&P 500 Index’s results.

As a side note, Karen Q.Wong and Richard A. Brown were added as co-portfolio managers of the fund as of June 2010.

The Fund’s Investment Approach

The fund seeks to match the total return of the S&P 500 Index by generally investing in all 500 stocks in the S&P 500 Index in proportion to their respective weighting. Often considered a proxy for the stock market in general, the S&P 500 Index is made up of 500 common stocks chosen to reflect the industries of the U.S. economy. Each stock is weighted by its market capitalization; that is, larger companies have greater representation in the S&P 500 Index than smaller ones. The fund also may use stock index futures as a substitute for the sale or purchase of securities.

Equity Markets Slumped Amid Global Economic Uncertainty

The year 2010 began in the midst of an economic recovery as improved manufacturing activity and rising corporate earnings helped boost

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

confidence among businesses, consumers and investors. The stock market continued to rally under these improving economic conditions, and investors at the time persisted in favoring lower-quality companies that had been punished in the previous downturn over their higher-quality counterparts.

As the reporting period progressed, however, several developments threatened the economic rebound, and investor sentiment deteriorated. Europe was roiled by a sovereign debt crisis when Greece found itself unable to finance a heavy debt burden, requiring intervention by the International Monetary Fund and other members of the European Union. Robust economic growth in China, one of the primary engines of the global economic recovery, seemed to spark inflationary pressures in local real estate markets, and investors grew worried that higher short-term interest rates and tighter lending standards might dampen growth in Asia. In the United States, mixed data related to retail sales, employment and the housing market suggested that economic headwinds might constrain already mild growth.As a result of these factors, large-cap stocks in May and June gave back their earlier gains, and all 10 sectors of the S&P 500 Index ended the reporting period with negative absolute returns.

Technology and Energy Stocks Declined Sharply

Information technology stocks, which represented one of the better performing market segments in the 2009 rally, led the downdraft over the first half of 2010. A broad array of technology-related industry groups posted declines, including computer hardware, software, Internet, technology services and communications equipment compa-nies.The energy sector also fell more than broader market averages in the wake of the catastrophic oil spill in the Gulf of Mexico, hurting the stock prices of integrated oil-and-gas companies, independent deepwater drillers and companies that service and repair oil rigs and platforms. In the health care sector, pharmaceutical companies encountered difficulties due to patent expirations, safety recalls and litigation concerns. In addition, a number of health care equipment-and-supply companies were hurt by product recalls and reduced reimbursement rates after passage of regulatory reform legislation.

On a more positive note, consumer staples stocks held up relatively well, on average, as investors showed renewed interest in the stocks of traditionally defensive companies with steady cash flows and dividends. Consumer discretionary stocks also declined less than market averages, with restaurants, specialty retailers, automotive retailers and department stores rebounding from previously beaten-down levels. Finally, industrials and machinery stocks posted relatively strong returns, especially those tied to energy conservation and productivity enhancing technologies.

Index Funds Offer Diversification Benefits

As an index fund, we attempt to replicate the returns of the S&P 500 Index by closely approximating the composition of the S&P 500 Index. In our view,one of the benefits of an index fund is that it offers a broadly diversified investment vehicle that can help investors manage risks by limiting the impact on the overall portfolio of unexpected losses in any single industry group or holding. In addition, the fund’s investments are not affected by any individual’s preference for one market or security over another. Instead, the fund employs a passive management approach in which all investment decisions are based on the composition of the S&P 500 Index.

July 15, 2010

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.
1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends daily and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance. Investors cannot invest directly in any index.
3	“Standard & Poor’s®,”“S&P®,”“Standard & Poor’s 500®” and “S&P 500®” are
trademarks of Standard & Poor’s Financial Services LLC, and have been licensed for use by the
fund.The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard
& Poor’s makes no representation regarding the advisability of investing in the fund.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Stock Index Fund, Inc. from January 1, 2010 to June 30, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2010
	Initial Shares	Service Shares
Expenses paid per $1,000†	$ 1.29	$ 2.49
Ending value (after expenses)	$932.60	$931.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2010
	Initial Shares	Service Shares
Expenses paid per $1,000†	$ 1.35	$ 2.61
Ending value (after expenses)	$1,023.46	$1,022.22

† Expenses are equal to the fund’s annualized expense ratio of .27% for Initial Shares and .52% for Service Shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
June 30, 2010 (Unaudited)

Common Stocks—97.1%	Shares	Value ($)
Consumer Discretionary—9.8%
Abercrombie & Fitch, Cl. A	14,534	446,048
Amazon.com	54,902 [a]	5,998,593
Apollo Group, Cl. A	20,648 [a]	876,921
AutoNation	14,819 [a,b]	288,970
AutoZone	4,846 [a]	936,344
Bed Bath & Beyond	42,267 [a]	1,567,260
Best Buy	54,925	1,859,760
Big Lots	13,649 [a]	437,996
Carnival	70,926	2,144,802
CBS, Cl. B	109,271	1,412,874
Coach	49,182	1,797,602
Comcast, Cl. A	455,990	7,920,546
D.R. Horton	45,919	451,384
Darden Restaurants	23,458	911,343
DeVry	10,309	541,119
DIRECTV, Cl. A	146,365 [a]	4,964,701
Discovery Communications, Cl. A	45,508 [a]	1,625,091
Eastman Kodak	48,698 [a,b]	211,349
Expedia	34,889	655,215
Family Dollar Stores	21,801 [b]	821,680
Ford Motor	546,635 [a,b]	5,510,081
Fortune Brands	24,957	977,815
GameStop, Cl. A	24,713 [a,b]	464,357
Gannett	37,924	510,457
Gap	72,418	1,409,254
Genuine Parts	25,662	1,012,366
Goodyear Tire & Rubber	40,186 [a]	399,449
H & R Block	53,954	846,538
Harley-Davidson	37,745 [b]	839,071
Harman International Industries	9,575 [a]	286,197
Hasbro	19,741	811,355
Home Depot	270,393	7,589,932
International Game Technology	49,109	771,011
Interpublic Group of Cos.	79,253 [a]	565,074
J.C. Penney	36,734	789,046
Johnson Controls	105,604	2,837,579

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Consumer Discretionary (continued)
Kohl’s	49,453 [a]	2,349,017
Leggett & Platt	24,596 [b]	493,396
Lennar, Cl. A	23,214	322,907
Limited Brands	44,248	976,553
Lowe’s	230,191	4,700,500
Macy’s	67,763	1,212,958
Marriott International, Cl. A	40,581	1,214,995
Mattel	58,163	1,230,729
McDonald’s	172,856	11,386,025
McGraw-Hill	50,740	1,427,824
Meredith	6,064	188,772
New York Times, Cl. A	19,383 [a]	167,663
Newell Rubbermaid	46,199	676,353
News, Cl. A	364,377	4,357,949
NIKE, Cl. B	62,995	4,255,312
Nordstrom	26,543	854,419
O’Reilly Automotive	22,597 [a]	1,074,713
Office Depot	45,903 [a]	185,448
Omnicom Group	50,232	1,722,958
Polo Ralph Lauren	9,465	690,566
Priceline.com	7,507 [a]	1,325,286
Pulte Group	50,431 [a]	417,569
RadioShack	20,212	394,336
Ross Stores	19,033	1,014,269
Scripps Networks Interactive, Cl. A	15,022	605,987
Sears Holdings	7,837 [a,b]	506,662
Stanley Black and Decker	25,757	1,301,244
Staples	116,369	2,216,829
Starbucks	119,186	2,896,220
Starwood Hotels & Resorts Worldwide	30,096 [c]	1,246,877
Target	118,566	5,829,890
Tiffany & Co.	20,694	784,510
Time Warner	183,370	5,301,227
Time Warner Cable	57,007	2,968,925
TJX	65,707 [b]	2,756,409
Urban Outfitters	20,580 [a]	707,746

Common Stocks (continued)	Shares	Value ($)
Consumer Discretionary (continued)
VF	14,462	1,029,405
Viacom, Cl. B	98,233	3,081,569
Walt Disney	314,108	9,894,402
Washington Post, Cl. B	988	405,554
Whirlpool	11,959	1,050,239
Wyndham Worldwide	29,590	595,943
Wynn Resorts	10,951	835,233
Yum! Brands	75,486	2,946,973
		151,091,541
Consumer Staples—11.2%
Altria Group	333,027	6,673,861
Archer-Daniels-Midland	103,958	2,684,196
Avon Products	69,060	1,830,090
Brown-Forman, Cl. B	16,202	927,240
Campbell Soup	31,046 [b]	1,112,378
Carmax	28,582 [a]	568,782
Clorox	22,988	1,428,934
Coca-Cola	370,346	18,561,742
Coca-Cola Enterprises	52,797	1,365,330
Colgate-Palmolive	79,349	6,249,527
ConAgra Foods	71,260	1,661,783
Constellation Brands, Cl. A	32,238 [a]	503,558
Costco Wholesale	70,430	3,861,677
CVS Caremark	219,095	6,423,865
Dean Foods	29,306 [a]	295,111
Dr. Pepper Snapple Group	39,583	1,480,008
Estee Lauder, Cl. A	19,101	1,064,499
General Mills	105,337	3,741,570
H.J. Heinz	50,779	2,194,668
Hershey	27,679	1,326,654
Hormel Foods	11,680	472,806
J.M. Smucker	19,659	1,183,865
Kellogg	40,881	2,056,314
Kimberly-Clark	67,164	4,072,153
Kraft Foods, Cl. A	278,423	7,795,844
Kroger	105,384	2,075,011

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Consumer Staples (continued)
Lorillard	24,925	1,794,101
McCormick & Co.	21,447 [b]	814,128
Mead Johnson Nutrition	32,564	1,632,108
Molson Coors Brewing, Cl. B	25,062	1,061,626
PepsiCo	259,503	15,816,708
Philip Morris International	298,047	13,662,474
Procter & Gamble	463,322	27,790,054
Reynolds American	27,229 [b]	1,419,175
Safeway	62,606	1,230,834
Sara Lee	106,639	1,503,610
SUPERVALU	35,482	384,625
SYSCO	95,605	2,731,435
Tyson Foods, Cl. A	49,889	817,681
Wal-Mart Stores	334,553	16,081,963
Walgreen	159,041	4,246,395
Whole Foods Market	26,912 [a]	969,370
		173,567,753
Energy—10.4%
Anadarko Petroleum	79,506	2,869,372
Apache	54,030	4,548,786
Baker Hughes	69,013	2,868,870
Cabot Oil & Gas	17,259	540,552
Cameron International	38,769 [a]	1,260,768
Chesapeake Energy	104,599	2,191,349
Chevron	322,504	21,885,121
ConocoPhillips	238,475	11,706,738
Consol Energy	35,252	1,190,108
Denbury Resources	63,540 [a]	930,226
Devon Energy	71,364	4,347,495
Diamond Offshore Drilling	11,190 [b]	695,906
El Paso	112,881	1,254,108
EOG Resources	40,801	4,013,594
Exxon Mobil	821,887	46,905,072
FMC Technologies	19,709 [a]	1,037,876
Halliburton	146,101	3,586,780
Helmerich & Payne	16,962 [b]	619,452

Common Stocks (continued)	Shares	Value ($)
Energy (continued)
Hess	47,009	2,366,433
Marathon Oil	114,659	3,564,748
Massey Energy	16,174	442,359
Murphy Oil	30,822	1,527,230
Nabors Industries	46,537 [a]	819,982
National Oilwell Varco	67,706	2,239,037
Noble Energy	28,010	1,689,843
Occidental Petroleum	130,470	10,065,760
Peabody Energy	43,204	1,690,573
Pioneer Natural Resources	18,585	1,104,878
Range Resources	25,810	1,036,272
Rowan	18,864 [a,b]	413,876
Schlumberger	192,246	10,638,894
Smith International	39,682	1,494,027
Southwestern Energy	55,717 [a]	2,152,905
Spectra Energy	104,391	2,095,127
Sunoco	19,451	676,311
Tesoro	22,938 [b]	267,686
Valero Energy	90,790	1,632,404
Williams	93,799	1,714,646
		160,085,164
Financial—15.8%
Aflac	75,707	3,230,418
Allstate	86,811	2,494,080
American Express	192,869	7,656,899
American International Group	22,415 [a,b]	771,973
Ameriprise Financial	41,149	1,486,713
AON	42,913	1,592,931
Apartment Investment & Management, Cl. A	18,540 [b,c]	359,120
Assurant	18,077	627,272
AvalonBay Communities	13,234 [c]	1,235,659
Bank of America	1,610,540	23,143,460
Bank of New York Mellon	193,519	4,777,984
BB & T	110,263 [b]	2,901,020
Berkshire Hathaway, Cl. B	265,642 [a]	21,169,011
Boston Properties	22,772 [b,c]	1,624,554

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Financial (continued)
Capital One Financial	72,378	2,916,833
CB Richard Ellis Group, Cl. A	42,332 [a]	576,139
Charles Schwab	153,022	2,169,852
Chubb	52,896	2,645,329
Cincinnati Financial	27,031 [b]	699,292
Citigroup	3,620,605 [a]	13,613,475
CME Group	10,574	2,977,110
Comerica	27,839	1,025,310
Discover Financial Services	87,493	1,223,152
E*TRADE Financial	30,686 [a]	362,709
Equity Residential	45,020 [c]	1,874,633
Federated Investors, Cl. B	14,605 [b]	302,470
Fifth Third Bancorp	130,523	1,604,128
First Horizon National	37,877 [a]	433,692
Franklin Resources	24,239	2,089,159
Genworth Financial, Cl. A	77,555 [a]	1,013,644
Goldman Sachs Group	82,871	10,878,476
Hartford Financial Services Group	70,920	1,569,460
HCP	44,954 [c]	1,449,766
Health Care REIT	19,458 [c]	819,571
Host Hotels & Resorts	101,463 [b,c]	1,367,721
Hudson City Bancorp	75,845	928,343
Huntington Bancshares	113,626	629,488
IntercontinentalExchange	11,783 [a]	1,331,832
Invesco	74,087	1,246,884
Janus Capital Group	26,180	232,478
JPMorgan Chase & Co.	637,852	23,351,762
KeyCorp	141,195	1,085,790
Kimco Realty	60,741 [b,c]	816,359
Legg Mason	26,005	728,920
Leucadia National	29,273 [a]	571,116
Lincoln National	49,049	1,191,400
Loews	57,101	1,902,034
M & T Bank	12,780 [b]	1,085,661
Marsh & McLennan	85,206	1,921,395
Marshall & Ilsley	83,121	596,809

Common Stocks (continued)	Shares	Value ($)
Financial (continued)
MetLife	131,611	4,969,631
Moody’s	31,609 [b]	629,651
Morgan Stanley	224,238	5,204,564
Nasdaq OMX Group	22,470 [a]	399,517
Northern Trust	39,043	1,823,308
NYSE Euronext	41,887	1,157,338
People’s United Financial	57,625	777,938
Plum Creek Timber	26,992 [b,c]	932,034
PNC Financial Services Group	84,336	4,764,984
Principal Financial Group	51,815	1,214,544
Progressive	109,725	2,054,052
ProLogis	69,447 [b,c]	703,498
Prudential Financial	74,998	4,024,393
Public Storage	21,816 [c]	1,917,845
Regions Financial	181,521 [b]	1,194,408
Simon Property Group	46,883 [c]	3,785,802
SLM	77,741 [a]	807,729
State Street	80,114	2,709,455
SunTrust Banks	80,293	1,870,827
T. Rowe Price Group	41,360	1,835,970
Torchmark	13,212	654,126
Travelers	79,819	3,931,086
U.S. Bancorp	307,399	6,870,368
Unum Group	53,365	1,158,021
Ventas	25,205 [b,c]	1,183,375
Vornado Realty Trust	25,289 [b,c]	1,844,833
Wells Fargo & Co.	836,889	21,424,358
XL Capital, Cl. A	51,198	819,680
Zions Bancorporation	24,698	532,736
		243,499,357
Health Care—11.8%
Abbott Laboratories	248,633	11,631,052
Aetna	68,447	1,805,632
Allergan	49,784	2,900,416
AmerisourceBergen	46,415	1,473,676
Amgen	154,233 [a]	8,112,656

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Health Care (continued)
Baxter International	96,936	3,939,479
Becton Dickinson & Co.	38,153	2,579,906
Biogen Idec	43,491 [a]	2,063,648
Boston Scientific	243,909 [a]	1,414,672
Bristol-Myers Squibb	275,473	6,870,297
C.R. Bard	15,754	1,221,408
Cardinal Health	58,031	1,950,422
CareFusion	28,529 [a]	647,608
Celgene	74,313 [a]	3,776,587
Cephalon	12,278 [a,b]	696,776
Cerner	10,909 [a]	827,884
CIGNA	43,920	1,364,155
Coventry Health Care	24,672 [a]	436,201
DaVita	16,460 [a]	1,027,762
Dentsply International	24,767	740,781
Eli Lilly & Co.	162,512	5,444,152
Express Scripts	89,092 [a]	4,189,106
Forest Laboratories	48,666 [a]	1,334,908
Genzyme	42,690 [a]	2,167,371
Gilead Sciences	143,195 [a]	4,908,725
Hospira	26,505 [a]	1,522,712
Humana	27,330 [a]	1,248,161
Intuitive Surgical	6,137 [a]	1,936,960
Johnson & Johnson	443,323	26,182,656
King Pharmaceuticals	41,024 [a]	311,372
Laboratory Corp. of America Holdings	17,132 [a]	1,290,896
Life Technologies	28,621 [a]	1,352,342
McKesson	43,029	2,889,828
Medco Health Solutions	73,530 [a]	4,050,032
Medtronic	177,950	6,454,246
Merck & Co.	499,860	17,480,104
Millipore	9,143 [a]	975,101
Mylan	50,732 [a,b]	864,473
Patterson	15,196 [b]	433,542
PerkinElmer	20,025	413,917
Pfizer	1,297,213	18,498,257

Common Stocks (continued)	Shares	Value ($)
Health Care (continued)
Quest Diagnostics	24,184	1,203,638
St. Jude Medical	52,348 [a]	1,889,239
Stryker	45,985	2,302,009
Tenet Healthcare	68,851 [a]	298,813
Thermo Fisher Scientific	66,066 [a]	3,240,537
UnitedHealth Group	183,004	5,197,314
Varian Medical Systems	19,951 [a]	1,043,038
Waters	15,361 [a]	993,857
Watson Pharmaceuticals	17,396 [a]	705,756
WellPoint	68,839 [a]	3,368,292
Zimmer Holdings	32,719 [a]	1,768,462
		181,440,834
Industrial—10.1%
3M	114,447	9,040,169
Avery Dennison	17,631	566,484
Boeing	121,322	7,612,955
C.H. Robinson Worldwide	27,203	1,514,119
Caterpillar	100,092 [b]	6,012,526
Cintas	22,082 [b]	529,306
CSX	63,468	3,149,917
Cummins	32,570	2,121,284
Danaher	83,645	3,104,902
Deere & Co.	68,469	3,812,354
Dover	29,979	1,252,822
Dun & Bradstreet	8,393	563,338
Eaton	26,720	1,748,557
Emerson Electric	120,895	5,281,903
Equifax	21,482	602,785
Expeditors International of Washington	34,176	1,179,414
Fastenal	21,505 [b]	1,079,336
FedEx	50,605	3,547,917
First Solar	7,866 [a,b]	895,387
Flowserve	8,985	761,928
Fluor	28,814	1,224,595
General Dynamics	62,402	3,654,261
General Electric	1,716,129	24,746,580

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Industrial (continued)
Goodrich	19,946	1,321,422
Honeywell International	122,884	4,796,163
Illinois Tool Works	62,317	2,572,446
Iron Mountain	30,044 [b]	674,788
ITT	29,396	1,320,468
Jacobs Engineering Group	20,356 [a,b]	741,773
L-3 Communications Holdings	18,712	1,325,558
Lockheed Martin	50,707	3,777,671
Masco	60,039	646,020
Norfolk Southern	59,478	3,155,308
Northrop Grumman	48,731	2,652,916
Paccar	58,750	2,342,363
Pall	18,843	647,634
Parker Hannifin	25,879	1,435,249
Pitney Bowes	34,684 [b]	761,661
Precision Castparts	22,667	2,332,888
Quanta Services	32,346 [a]	667,945
R.R. Donnelley & Sons	32,878	538,213
Raytheon	61,675	2,984,453
Republic Services	51,985	1,545,514
Robert Half International	24,363 [b]	573,749
Rockwell Automation	22,821	1,120,283
Rockwell Collins	25,419	1,350,511
Roper Industries	14,622	818,247
Ryder System	9,405 [b]	378,363
Snap-On	9,529	389,831
Southwest Airlines	122,198	1,357,620
Stericycle	13,565 [a]	889,593
Textron	40,988 [b]	695,566
Union Pacific	81,094	5,636,844
United Parcel Service, Cl. B	159,622	9,080,896
United Technologies	150,769	9,786,416
W.W. Grainger	10,059 [b]	1,000,368
Waste Management	77,996 [b]	2,440,495
		155,762,074

Common Stocks (continued)	Shares	Value ($)
Information Technology—18.2%
Adobe Systems	84,994 [a]	2,246,391
Advanced Micro Devices	92,924 [a]	680,204
Agilent Technologies	55,513 [a]	1,578,235
Akamai Technologies	28,089 [a,b]	1,139,571
Altera	47,258	1,172,471
Amphenol, Cl. A	27,568	1,082,871
Analog Devices	46,926	1,307,358
Apple	146,221 [a]	36,778,968
Applied Materials	215,864	2,594,685
Autodesk	37,387 [a]	910,747
Automatic Data Processing	81,303	3,273,259
BMC Software	29,643 [a]	1,026,537
Broadcom, Cl. A	69,769	2,300,284
CA	63,834	1,174,546
Cisco Systems	919,952 [a]	19,604,177
Citrix Systems	29,440 [a]	1,243,251
Cognizant Technology Solutions, Cl. A	47,382 [a]	2,371,943
Computer Sciences	24,517	1,109,394
Compuware	37,362 [a]	298,149
Corning	251,866	4,067,636
Dell	278,924 [a]	3,363,823
eBay	181,873 [a]	3,566,530
Electronic Arts	52,986 [a]	762,998
EMC	327,597 [a]	5,995,025
Fidelity National Information Services	51,393	1,378,360
Fiserv	24,892 [a]	1,136,569
FLIR Systems	22,833 [a]	664,212
Google, Cl. A	38,900 [a]	17,308,555
Harris	21,031	875,941
Hewlett-Packard	375,575	16,254,886
Intel	893,802	17,384,449
International Business Machines	206,356	25,480,839
Intuit	51,049 [a]	1,774,974
Jabil Circuit	30,470	405,251
JDS Uniphase	35,527 [a]	349,586

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
Juniper Networks	84,779 [a]	1,934,657
KLA-Tencor	27,444	765,139
Lexmark International, Cl. A	13,245 [a]	437,482
Linear Technology	36,911 [b]	1,026,495
LSI	107,091 [a]	492,619
MasterCard, Cl. A	15,313 [b]	3,055,403
McAfee	25,434 [a]	781,332
MEMC Electronic Materials	37,700 [a,b]	372,476
Microchip Technology	29,553 [b]	819,800
Micron Technology	136,741 [a,b]	1,160,931
Microsoft	1,226,425	28,220,039
Molex	21,605 [b]	394,075
Monster Worldwide	20,652 [a,b]	240,596
Motorola	371,533 [a]	2,422,395
National Semiconductor	37,318 [b]	502,300
NetApp	54,321 [a]	2,026,717
Novell	57,516 [a]	326,691
Novellus Systems	16,607 [a]	421,154
NVIDIA	88,174 [a]	900,257
Oracle	628,552	13,488,726
Paychex	51,847 [b]	1,346,467
QLogic	18,661 [a]	310,146
QUALCOMM	264,037	8,670,975
Red Hat	30,235 [a]	875,001
SAIC	46,607 [a]	780,201
Salesforce.com	18,058 [a]	1,549,738
SanDisk	37,465 [a]	1,576,153
Symantec	131,835 [a]	1,829,870
Tellabs	66,466	424,718
Teradata	27,589 [a]	840,913
Teradyne	28,000 [a,b]	273,000
Texas Instruments	196,711	4,579,432
Total System Services	32,971	448,406
VeriSign	29,612 [a]	786,199
Visa, Cl. A	72,366 [b]	5,119,895

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
Western Digital	36,234 [a]	1,092,817
Western Union	108,259	1,614,142
Xerox	219,989	1,768,712
Xilinx	44,579	1,126,066
Yahoo!	189,531 [a]	2,621,214
		280,086,024
Materials—3.3%
Air Products & Chemicals	33,979	2,202,179
Airgas	13,640	848,408
AK Steel Holding	18,817	224,299
Alcoa	158,408	1,593,584
Allegheny Technologies	15,807 [b]	698,511
Ball	15,094	797,416
Bemis	16,393	442,611
CF Industries Holdings	11,125	705,881
Cliffs Natural Resources	21,495	1,013,704
Dow Chemical	183,780	4,359,262
E.I. du Pont de Nemours & Co.	145,261	5,024,578
Eastman Chemical	11,621	620,097
Ecolab	37,561	1,686,865
FMC	11,598	666,073
Freeport-McMoRan Copper & Gold	75,448	4,461,240
International Flavors & Fragrances	13,097	555,575
International Paper	69,653	1,576,247
MeadWestvaco	28,440	631,368
Monsanto	87,621	4,049,843
Newmont Mining	79,372	4,900,427
Nucor	50,907	1,948,720
Owens-Illinois	27,834 [a]	736,209
Pactiv	21,812 [a]	607,464
PPG Industries	27,305	1,649,495
Praxair	49,725	3,778,603
Sealed Air	26,315	518,932
Sherwin-Williams	15,382	1,064,281
Sigma-Aldrich	19,608	977,067

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Materials (continued)
Titanium Metals	14,222 [a,b]	250,165
United States Steel	23,728 [b]	914,714
Vulcan Materials	20,199	885,322
Weyerhaeuser	34,019	1,197,469
		51,586,609
Telecommunication
Services—2.9%
American Tower, Cl. A	63,742 [a]	2,836,519
AT & T	948,603	22,946,707
CenturyTel	47,972	1,597,947
Frontier Communications	52,845 [b]	375,728
Metropcs Communications	42,219 [a]	345,774
Qwest Communications International	238,993	1,254,713
Sprint Nextel	474,277 [a]	2,010,934
Verizon Communications	454,697	12,740,610
Windstream	73,113	772,073
		44,881,005
Utilities—3.6%
AES	107,677 [a]	994,935
Allegheny Energy	28,148	582,101
Ameren	37,765	897,674
American Electric Power	76,799	2,480,608
CenterPoint Energy	65,333	859,782
CMS Energy	37,494	549,287
Consolidated Edison	45,485 [b]	1,960,403
Constellation Energy Group	32,326	1,042,513
Dominion Resources	96,388	3,734,071
DTE Energy	27,141	1,237,901
Duke Energy	209,888	3,358,208
Edison International	52,634	1,669,550
Entergy	30,424	2,178,967
EQT	21,711	784,636
Exelon	105,985	4,024,250
FirstEnergy	49,307	1,737,086

Common Stocks (continued)	Shares	Value ($)
Utilities (continued)
Integrys Energy	12,748 [b]	557,598
NextEra Energy	66,639	3,249,318
Nicor	7,502 [b]	303,831
NiSource	45,739	663,215
Northeast Utilities	28,774	733,162
NRG Energy	41,208 [a]	874,022
ONEOK	16,754 [b]	724,610
Pepco Holdings	35,891 [b]	562,771
PG & E	59,967	2,464,644
Pinnacle West Capital	16,734	608,448
PPL	71,936	1,794,803
Progress Energy	44,941	1,762,586
Public Service Enterprise Group	81,887	2,565,520
Questar	28,856	1,312,659
SCANA	17,608	629,662
Sempra Energy	39,637	1,854,615
Southern	132,056	4,394,824
TECO Energy	35,438 [b]	534,051
Wisconsin Energy	19,515	990,191
Xcel Energy	74,121	1,527,634
		56,200,136
Total Common Stocks
(cost $1,295,312,339)		1,498,200,497
	Principal
Short-Term Investments—.3%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.11%, 9/9/10
(cost $4,079,127)	4,080,000 [d]	4,078,849

Other Investment—2.5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $38,107,000)	38,107,000 [e]	38,107,000

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—3.1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $48,105,243)	48,105,243 [e]	48,105,243

Total Investments (cost $1,385,603,709)	103.0%	1,588,491,589
Liabilities, Less Cash and Receivables	(3.0%)	(46,225,188)
Net Assets	100.0%	1,542,266,401

a Non-income producing security.
b Security, or portion thereof, on loan.At June 30, 2010, the total market value of the fund’s securities on loan is
$57,064,164 and the total market value of the collateral held by the fund is $59,057,983, consisting of cash collateral of $48,105,243 and U.S. Government and Agency securities valued at $10,952,740.
c Investment in real estate investment trust.
d Held by a broker as collateral for open financial futures positions.
e Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Information Technology	18.2	Short-Term/
Financial	15.8	Money Market Investments	5.9
Health Care	11.8	Utilities	3.6
Consumer Staples	11.2	Materials	3.3
Energy	10.4	Telecommunication Services	2.9
Industrial	10.1
Consumer Discretionary	9.8		103.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES
June 30, 2010 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 6/30/2010 ($)
Financial Futures Long
Standard & Poor’s 500 E-Mini	869	44,605,770	September 2010	(2,481,495)

See notes to financial statements.

The Fund 23

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2010 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $57,064,164)—Note 1(b):
Unaffiliated issuers	1,299,391,466	1,502,279,346
Affiliated issuers	86,212,243	86,212,243
Cash		709,340
Dividends and interest receivable		2,095,952
Receivable for shares of Common Stock subscribed		1,361,108
Prepaid expenses		122,024
		1,592,780,013
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		365,491
Liability for securities on loan—Note 1(b)		48,105,243
Payable for shares of Common Stock redeemed		1,224,875
Payable for futures variation margin—Note 4		378,015
Accrued expenses		439,988
		50,513,612
Net Assets ($)		1,542,266,401
Composition of Net Assets ($):
Paid-in capital		1,427,416,949
Accumulated undistributed investment income—net		1,887,242
Accumulated net realized gain (loss) on investments		(87,444,175)
Accumulated net unrealized appreciation (depreciation)
on investments [including ($2,481,495) net unrealized
(depreciation) on financial futures]		200,406,385
Net Assets ($)		1,542,266,401

Net Asset Value Per Share
	Investor Shares	Service Shares
Net Assets ($)	1,406,050,556	136,215,845
Shares Outstanding	57,780,694	5,591,651
Net Asset Value Per Share ($)	24.33	24.36

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2010 (Unaudited)

Investment Income ($):
Income:
Dividends:
Unaffiliated issuers	16,687,168
Affiliated issuers	17,053
Income from securities lending—Note 1(b)	58,043
Interest	1,216
Total Income	16,763,480
Expenses:
Management fee—Note 3(a)	2,101,966
Distribution fees—Note 3(b)	185,900
Prospectus and shareholders’ reports	65,410
Directors’ fees and expenses—Note 3(d)	56,872
Professional fees	50,820
Loan commitment fees—Note 2	17,044
Shareholder servicing costs—Note 3(c)	13,120
Miscellaneous	39,914
Total Expenses	2,531,046
Less—reduction in fees due to earnings credits—Note 1(b)	(6)
Net Expenses	2,531,040
Investment Income—Net	14,232,440
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	37,493,833
Net realized gain (loss) on financial futures	(2,134,104)
Net Realized Gain (Loss)	35,359,729
Net unrealized appreciation (depreciation) on investments	(156,892,583)
Net unrealized appreciation (depreciation) on financial futures	(2,865,005)
Net Unrealized Appreciation (Depreciation)	(159,757,588)
Net Realized and Unrealized Gain (Loss) on Investments	(124,397,859)
Net (Decrease) in Net Assets Resulting from Operations	(110,165,419)

See notes to financial statements.

The Fund 25

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2010	Year Ended
	(Unaudited)	December 31, 2009
Operations ($):
Investment income—net	14,232,440	32,814,556
Net realized gain (loss) on investments	35,359,729	(55,617,670)
Net unrealized appreciation
(depreciation) on investments	(159,757,588)	399,040,477
Net Increase (Decrease) in Net Assets
Resulting from Operations	(110,165,419)	376,237,363
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(12,714,118)	(30,008,007)
Service Shares	(1,032,944)	(2,375,590)
Net realized gain on investments:
Initial Shares	—	(92,433,669)
Service Shares	—	(7,906,453)
Total Dividends	(13,747,062)	(132,723,719)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Initial Shares	51,409,685	132,384,345
Service Shares	9,820,242	21,476,551
Dividends reinvested:
Initial Shares	12,714,118	122,441,676
Service Shares	1,032,944	10,282,043
Cost of shares redeemed:
Initial Shares	(138,153,255)	(348,981,727)
Service Shares	(14,178,942)	(26,540,375)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(77,355,208)	(88,937,487)
Total Increase (Decrease) in Net Assets	(201,267,689)	154,576,157
Net Assets ($):
Beginning of Period	1,743,534,090	1,588,957,933
End of Period	1,542,266,401	1,743,534,090
Undistributed investment income—net	1,887,242	1,401,864

	Six Months Ended
	June 30, 2010	Year Ended
	(Unaudited)	December 31, 2009
Capital Share Transactions:
Initial Shares
Shares sold	1,925,200	5,875,831
Shares issued for dividends reinvested	491,376	6,254,414
Shares redeemed	(5,190,831)	(15,302,410)
Net Increase (Decrease) in Shares Outstanding	(2,774,255)	(3,172,165)
Service Shares
Shares sold	372,800	944,637
Shares issued for dividends reinvested	39,899	525,623
Shares redeemed	(530,599)	(1,178,729)
Net Increase (Decrease) in Shares Outstanding	(117,900)	291,531

See notes to financial statements.

The Fund 27

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2010			Year Ended December 31,
Initial Shares	(Unaudited)	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	26.31	22.98	37.40	36.15	31.82	30.89
Investment Operations:
Investment income—net[a]	.22	.48	.64	.64	.56	.49
Net realized and
unrealized gain
(loss) on investments	(1.98)	4.85	(14.40)	1.26	4.33	.94
Total from
Investment Operations	(1.76)	5.33	(13.76)	1.90	4.89	1.43
Distributions:
Dividends from
investment income—net	(.22)	(.48)	(.66)	(.65)	(.56)	(.50)
Dividends from net realized
gain on investments	—	(1.52)	—	—	—	(.00)[b]
Total Distributions	(.22)	(2.00)	(.66)	(.65)	(.56)	(.50)
Net asset value,
end of period	24.33	26.31	22.98	37.40	36.15	31.82
Total Return (%)	(6.74)[c]	26.33	(37.14)	5.26	15.50	4.69
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.27[d]	.29	.28	.27	.27	.27
Ratio of net expenses
to average net assets	.27[d,e]	.29[e]	.28[e]	.27	.27	.27
Ratio of net investment
income to average
net assets	1.68[d]	2.12	2.04	1.70	1.67	1.60
Portfolio Turnover Rate	2.30[c]	5.42	4.69	4.54	4.91	6.09
Net Assets,
end of period
($ x 1,000)	1,406,051 1,593,165		1,464,344	2,702,209	3,594,085	3,616,211

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

Six Months Ended
June 30, 2010			Year Ended December 31,
Service Shares	(Unaudited)	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	26.34	23.00	37.41	36.16	31.82	30.90
Investment Operations:
Investment income—net[a]	.19	.43	.57	.55	.47	.42
Net realized and unrealized
gain (loss) on investments	(1.99)	4.85	(14.42)	1.26	4.35	.93
Total from Investment Operations	(1.80)	5.28	(13.85)	1.81	4.82	1.35
Distributions:
Dividends from
investment income—net	(.18)	(.42)	(.56)	(.56)	(.48)	(.43)
Dividends from net realized
gain on investments	—	(1.52)	—	—	—	(.00)[b]
Total Distributions	(.18)	(1.94)	(.56)	(.56)	(.48)	(.43)
Net asset value, end of period	24.36	26.34	23.00	37.41	36.16	31.82
Total Return (%)	(6.86)[c]	26.05	(37.32)	4.99	15.21	4.43
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.52[d]	.54	.53	.52	.52	.52
Ratio of net expenses
to average net assets	.52[d,e]	.54[e]	.53[e]	.52	.52	.52
Ratio of net investment income
to average net assets	1.43[d]	1.86	1.72	1.45	1.43	1.35
Portfolio Turnover Rate	2.30[c]	5.42	4.69	4.54	4.91	6.09
Net Assets, end of period
($ x 1,000)	136,216 150,369		124,614	532,711	590,965	530,037

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Stock Index Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, that is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of life insurance companies.The fund’s investment objective is to match the total return of the Standard and Poor’s 500 Composite Stock Price Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Mellon Capital Management Corporation (“Mellon Capital”), an indirect wholly-owned subsidiary of BNY Mellon, serves as the fund’s index manager.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge.The fund is authorized to issue 400 million shares of $.001 par value Common Stock in each of the following classes of shares: Initial shares (250 million shares authorized) and Service shares (150 million shares authorized). Initial shares are subject to a shareholder services fee and Service shares are subject to a distribution fee. Each class of shares has identical rights and privileges, except with respect to the distribution plan, shareholder services plan, the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S.generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authori-

tative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2010 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	1,498,200,497	—	—	1,498,200,497
Mutual Funds	86,212,243	—	—	86,212,243
U.S. Treasury	—	4,078,849	—	4,078,849
Liabilities ($)
Other Financial
Instruments:
Futures††	(2,481,495)	—	—	(2,481,495)
†	See Statement of Investments for industry classification.
††	Amount shown represents unrealized (depreciation) at period end.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund.The remaining portion of ASU No. 2010-06 requires reporting entities to make new disclosures about information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements.These new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact that the adoption of this remaining portion of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended June 30, 2010, The Bank of New York Mellon earned $24,876 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended June 30, 2010 were as follows:

Affiliated
Investment	Value			Value	Net
Company	12/31/2009 ($)	Purchases ($)	Sales ($)	6/30/2010 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	17,841,000	143,018,000	122,752,000	38,107,000	2.5
Dreyfus
Institutional
Cash
Advantage
Plus Fund	79,953,205	315,016,933	346,864,895	48,105,243	3.1
Total	97,794,205	458,034,933	469,616,895	86,212,243	5.6

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid on a quarterly basis. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of and during the period ended June 30, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $59,777,879 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2009. If not applied, the carryover expires in fiscal 2017.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2009 was as follows: ordinary income $32,387,398 and long-term capital gains $100,336,321.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ending June 30, 2010, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Index Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .245% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has agreed to pay Mellon Capital a monthly index-management fee at the annual rate of .07% of the value of the fund’s average daily net assets.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares.The Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets.The Distributor may make payments to Participating Insurance Companies and brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2010, Service shares were charged $185,900 pursuant to the Plan.

(c) Under the Shareholder Services Plan, Initial shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of the Initial shares’ average daily net assets for certain allocated expenses with respect to servicing and/or maintaining Initial shares’ shareholder accounts. During the period ended June 30, 2010, Initial shares were charged $8,562 pursuant to the Shareholders Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended June 30, 2010, the fund was charged $566 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2010, the fund was charged $88 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $6.

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Dreyfus has agreed to bear the cost of custody fees.

During the period ended June 30, 2010, the fund was charged $2,742 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $329,484, Rule 12b-1 distribution plan fees $29,494, shareholder services plan fees $2,000, chief compliance officer fees $4,113 and transfer agency per account fees $400.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended June 30, 2010, amounted to $38,551,963 and $140,550,503, respectively.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default. Contracts open at June 30, 2010 are set forth in the Statement of Financial Futures.

At June 30, 2010, accumulated net unrealized appreciation on investments was $202,887,880, consisting of $468,958,790 gross unrealized appreciation and $266,070,910 gross unrealized depreciation.

At June 30, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 39

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 2, 2010, the Board unanimously approved the continuation of the fund’s Management Agreement with Dreyfus for a one-year term ending March 30, 2011. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In approving the continuance of the Management Agreement, the Board considered all factors that they believed to be relevant, including, among other things, the factors discussed below.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of Dreyfus regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement. Dreyfus’ representatives reviewed the fund’s distribution of accounts and the relationships Dreyfus has with various intermediaries and the different needs of each. Dreyfus’ representatives noted the various distribution channels for the fund as well as the diverse methods of distribution among other funds in the Dreyfus fund complex, and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including those of the fund. Dreyfus also provided the number of accounts investing in the fund, as well as the fund’s asset size.

The Board members also considered Dreyfus’ research and portfolio management capabilities and Dreyfus’ oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered Dreyfus’ extensive administrative, accounting and compliance infrastructure.The Board also considered Dreyfus’ brokerage policies and practices, the standards applied in seeking best execution and Dreyfus’ policies and practices regarding soft dollars.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and comparisons to a group of S&P 500 Index Funds underlying variable annuity products (the “Performance Group”) and to a larger universe of funds consisting of all S&P 500 Index Funds underlying variable annuity products (the “Performance Universe”) selected and provided by Lipper, Inc., an independent provider of investment data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe (discussed below).The Board members discussed the results of the comparisons and noted the fund’s average annual total return ranked in the first quartile of the Performance Group for the one-year period and in the second quartile of the Performance Group for the two-, three-, four-, five- and ten-year periods ended December 31, 2009.The fund’s average total return ranked in the first quartile of the Performance Universe for the one-, two-, three-, four- and five-year periods and in the second quartile of the Performance Universe for the ten-year period ended December 31, 2009. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board members also discussed the fund’s contractual and actual management fees and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper. The fund’s contractual management fee was lower than the Expense Group median and the fund’s actual management fee was slightly lower than the Expense Group and Expense Universe medians. The fund’s total expense ratio was slightly higher than the Expense Group median, but lower than the Expense Universe median.

The Fund 41

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Representatives of Dreyfus reviewed with the Board members the fees paid to Dreyfus or its affiliates by mutual funds and/or separate accounts managed by Dreyfus with similar investment objectives, policies and strategies as the fund (the “Similar Accounts”), and explained the nature of the Similar Accounts and the differences, from Dreyfus’ perspective, as applicable, in providing services to the Similar Accounts as compared to the fund. Dreyfus’ representatives also reviewed the costs associated with distribution through intermediaries. The Board analyzed differences in fees paid to Dreyfus and discussed the relationship of the advisory fees paid in light of the services provided.The Board members considered the relevance of the fee information provided for the Similar Accounts to evaluate the appropriateness and reasonableness of the fund’s management fees.The Board acknowledged that differences in fees paid by the Similar Accounts seemed to be consistent with the services provided.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the dollar amount of expenses allocated and profit received by Dreyfus and the method used to determine such expenses and profit. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex.The Board also was informed that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors.The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements with respect to trading the fund’s investments.

It was noted that the Board members should consider Dreyfus’ profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been static or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. It also was noted that the profitability percentage for managing the fund was within the range determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s relative performance.

  The Board concluded that the fee paid by the fund to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that continuation of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 43

NOTES

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and       Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

3

Item 12.    Exhibits.

(a)(1)    Not applicable.

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)    Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Index Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	August 12, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	August 12, 2010

By: /s/ James Windels
James Windels, Treasurer
Date:	August 12, 2010

5

EXHIBIT INDEX

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)

6